Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2011
Financial Instruments [Abstract]
Schedule Of Amounts Included In Earnings And Other Comprehensive Income

		GAIN (LOSS) TO EARNINGS			GAIN (LOSS) TO OTHER COMPREHENSIVE INCOME
		2009	2010	2011	2009	2010	2011
Deferred	Location
Foreign currency	Sales	$(24)	(5)	11	(18)	11	2
Foreign currency	Cost of sales	(32)	6	22	(40)	30	(16)
Commodity	Cost of sales	(96)	42	52	(40)	44	(58)

Not Deferred
Foreign currency	Other deductions, net	(67)	117	10
Commodity	Cost of sales	(11)	–	(1)
Total		$(230)	160	94	(98)	85	(72)

Schedule Of Fair Values Of Derivative Contracts Outstanding

	ASSETS	LIABILITIES	ASSETS	LIABILITIES
	2010	2010	2011	2011
Exposure
Foreign currency	$67	(50)	17	(48)
Commodity	$31	(3)	–	(83)